Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash	$ 18,404	$ 7,376	$ 42,582
Prepaid expenses and other assets	125,347	143,202	62,717
Total current assets	143,751	150,578	105,299
Noncurrent assets
Mineral claims	206,000	206,000	100,000
Total assets	349,751	356,578	205,299
Current Liabilities:
Accounts payable	274,400	164,948	438,667
Accrued expenses	602,842	449,196	482,881
Accrued interest	102,490	251,570	190,901
Promissory notes payable, net of discount	260,471	300,000	357,008
Promissory notes payable – related party	179,182	175,000
Convertible notes payable, net of discount	2,874,193	1,971,503
Convertible notes payable – related party	422,787	25,000
Current capital lease obligation	36,254	36,254	36,254
Total current liabilities	4,752,619	3,373,471	1,505,711
Total Liabilities	4,752,619	3,373,471	1,505,711
Stockholders’ deficit
Preferred stock, value			5
Common stock, value	11,675	11,373	10,819
Additional paid in capital	17,239,714	17,211,373	16,543,601
Accumulated deficit	(21,654,257)	(20,239,639)	(17,854,837)
Total stockholders’ deficit	(4,402,868)	(3,016,893)	(1,300,412)
Total liabilities and stockholders’ deficit	$ 349,751	$ 356,578	$ 205,299